Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2018
Registrant Name	dei_EntityRegistrantName	PRUDENTIAL JENNISON MID-CAP GROWTH FUND, INC.
Central Index Key	dei_EntityCentralIndexKey	0001022624
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 26, 2018
Document Effective Date	dei_DocumentEffectiveDate	Oct. 29, 2018
Prospectus Date	rr_ProspectusDate	Oct. 29, 2018
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A